Related party transactions - Schedule of Compensation Paid to Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	€ 36	€ 31	€ 38
Post-employment benefits	3	(8)	9
Share-based payment	18	30	33
Total recognized in profit or loss	€ 57	€ 53	€ 80